Federated Hermes High Income Bond Fund II
A Portfolio of Federated Hermes Insurance Series
PRIMARY SHARES
SERVICE SHARES

SUPPLEMENT TO SUMMARY PROSPECTUS DATED APRIL 30, 2026
Mark E. Durbiano will retire on January 4, 2027. Therefore, effective December 31, 2026, Mr. Durbiano will no longer serve as a portfolio manager of the Federated Hermes High Income Bond Fund II (the “Fund”). Accordingly, effective December 31, 2026, please remove all references to Mr. Durbiano from the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information.
The other members of the portfolio management team will continue to manage the Fund.
Effective December 31, 2026, Thomas Scherr will serve as a portfolio manager of the Fund.
Under the section entitled “Fund Summary Information” in the sub-section entitled “Fund Management,” please add the following information:
“Thomas Scherr, CFA, Portfolio Manager, has been the Fund’s portfolio manager since December of 2026.”
June 22, 2026

Federated Hermes High Income Bond Fund II
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q457279 (6/26)
© 2026 Federated Hermes, Inc.